Note 3 - Inventories	12 Months Ended
Oct. 31, 2022
Notes to Financial Statements
Inventory Disclosure [Text Block]
(3)	Inventories

Inventories as of October 31, 2022 and 2021 consist of the following:

	October 31,
	2022	2021
Finished goods	$3,894,102	$4,211,098
Work in process	4,054,789	4,023,693
Raw materials	11,093,140	7,763,325
Production supplies	396,735	305,692
Total	$19,438,766	$16,303,808